Dividends - Summary of Interim Financial Reporting (Detail) (Parenthetical) - Fourth Interim [member] £ in Millions	3 Months Ended
Dec. 31, 2021 GBP (£)
Disclosure of Dividends [line items]
Provision for dividend payable	£ 1,152
Additional provision for dividend payable	£ 5